Summary of Significant Accounting Policies - Schedule of Derivative Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Derivative Liabilities [Abstract]
Beginning balance at July 1, 2024
Ending balance at June 30, 2025
New derivative liabilities	2,193
Change in fair value of derivative liabilities	278
Conversion of derivative liabilities	$ (2,471)